28. SEGMENT REPORTING (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total assets	R$ 73,839,787	R$ 71,891,822
Total liabilities	66,069,877	54,095,316
Tangible assets	24,135,058	38,910,834
Intangible assets	3,697,821	3,997,865
BRAZIL
Disclosure of operating segments [line items]
Total assets	73,378,504	67,294,245
Total liabilities	65,787,900	53,525,978
Tangible assets	24,135,058	38,910,834
Intangible assets	3,697,821	3,997,865
Investment in tangible and intangible assets	7,645,360	7,396,983
Other Primarily Africa [member]
Disclosure of operating segments [line items]
Total assets	461,283	4,597,577
Total liabilities	281,977	569,338
Tangible assets	14,489	84,122
Intangible assets	3,250	21,327
Investment in tangible and intangible assets	R$ 34,028	R$ 28,530